Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	LITMAN GREGORY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001020425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEFX
Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSENX
Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSILX
Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNILX
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSVFX
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSFX
Litman Gregory Masters Focused Opportunities Fund (Prospectus Summary) | Litman Gregory Masters Focused Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFOX
Litman Gregory Masters Alternative Strategies Fund (Prospectus Summary) | Litman Gregory Masters Alternative Strategies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASFX
Litman Gregory Masters Alternative Strategies Fund (Prospectus Summary) | Litman Gregory Masters Alternative Strategies Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASNX